Invesco Global Growth Fund | Summary - Institutional Class

Statutory Prospectus Supplement dated December 20, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Growth Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco International Core Equity Fund
Invesco International Growth Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Global Growth Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Global Growth Fund Class Institutional, Invesco Global Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Global Growth Fund Class Institutional, Invesco Global Growth Fund
Management Fees		0.79%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1][2]	1.07%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective December 19, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 1.07% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Global Growth Fund Class Institutional, Invesco Global Growth Fund	Institutional Class	109	340	590	1,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”